Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Number and Weighted Average Exercise Prices of Share Options	The fair value of virtual shares is determined based on the average price (weighted by trading volume) of the Company’s shares
(EMBR3-R$)
for the last 10 trading days prior to the close of the period, applied to the number of virtual shares assigned to each participant in proportion to the vesting period.

	Amount of virtual stock	Grant value	(i)	Amount of virtual stock (ii)	Fair value of shares (R$ ) (iii)	Fair value of shares (US$) (iii)
Grants on March 10, 2016	1,095,720	31.1		115,308	1.0	0.2
Grants on June 09, 2016	55,994	1.1		7,722	0.1	—
Grants on August 25, 2016	70,978	1.1		10,659	0.1	—
Grants on August 24, 2017	1,930,350	30.5		446,656	4.0	0.8
Grants on April 12, 2018	1,622,986	35.2		996,805	9.0	1.7
Grants on March 12, 2019	1,160,552	22.4		613,695	5.5	1.1
Grants on March 24, 2020	1,401,293	23.8		344,679	3.1	0.6
Grants on November 13, 2020	6,530,000	43.6		362,778	3.3	0.6

At December 31, 2020	13,867,873	188.8		2,898,302	26.1	5.0

	Amount of virtual stock	Grant value	(i)	Amount of virtual stock (ii)	Fair value of shares (R$ ) (iii)	Fair value of shares (US$) (iii)
Grants on March 03, 2015	1,237,090	30.2		650,178	12.3	3.1
Grants on March 10, 2016	1,095,720	31.1		685,272	13.0	3.2
Grants on June 09, 2016	55,994	1.1		43,325	0.8	0.2
Grants on August 25, 2016	70,978	1.1		59,172	1.1	0.3
Grants on August 24, 2017	1,930,350	30.5		1,535,154	29.1	7.2
Grants on April 12, 2018	1,622,986	35.2		794,616	15.0	3.7
Grants on March 12, 2019	964,198	18.6		234,598	4.4	1.1

At December 31, 2019	6,977,316	147.8		4,002,315	75.7	18.8

(i)	Refers to the estimated fair value of total virtual shares to be granted in each grant date.

(ii)	Outstanding virtual shares until December 31, 2020 and 2019 considering the plan’s vesting period and less the virtual shares already paid to the beneficiaries.

(iii)	Fair value of virtual shares as of December 31, 2020 and 2019 considering the plan’s vesting period and fair value of Embraer’s shares in the market on each date based on the plan’s requirements.